NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Accounts Receivable
	2013	2012
Accounts Receivable	$—	$1,074,528
Less Contractual Allowances and Allowances for Doubtful Accounts	—	(937,057)
	$—	$137,471

Earnings Per Share, Basic and Diluted
	For the Three Months Ended September 30,
	2013			2012
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Basic Earnings per Share:
Net income (loss)	$(802,048)			$3,147,032
Amount allocated to participating securities	—			—
Net income (loss) available for basic common shares and basic earnings per share	$(802,048)	48,612,365	$(0.02)	$3,147,032	45,920,759	$0.07

Diluted Earnings per Share:
Net income (loss)	$(802,048)			$3,147,032
Amount allocated to participating securities	—			—
Adjustment for dilutive potential common shares	—			—	2,500,000
Net income (loss) available for diluted common shares and diluted earnings per share	$(802,048)	48,612,365	$(0.02)	$3,147,032	48,420,759	$0.06

	For the Three Months Ended September 30,
	2013			2012
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount
Basic Earnings per Share:
Net income (loss)	$(469,547)			$(380,845)
Amount allocated to participating securities	—			—
Net income (loss) available for basic common shares and basic earnings per share	$(469,547)	48,612,365	$(0.01)	$(380,845)	48,612,365	$(0.01)

Diluted Earnings per Share:
Net income (loss)	$(469,547)			$(380,845)
Amount allocated to participating securities	—			—
Adjustment for dilutive potential common shares	—			—
Net income (loss) available for diluted common shares and diluted earnings per share	$(469,547)	48,612,365	$(0.01)	$(380,845)	48,612,365	$(0.01)